UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:


/s/ Donald E. Morgan, III           New York, NY             November 14, 2011
--------------------------     ----------------------     ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       37

Form 13F Information Table Value Total:    $1,214,174
                                           (thousands)


List of Other Included Managers:

     Form 13F File Number     Name
     --------------------     ---------------------------------------------
1.   028-12821                Brigade Leveraged Capital Structures Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
--------------               ---------------  --------  --------   -------------------- -------------- -------- --------------------
                                                         VALUE     SHS OR     SH/  PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN  CALL   DISCRETION     MGRS     SOLE   SHARED NONE
--------------               ---------------  --------  --------   -------    ---  ---- -------------- -------- -------- ------ ----
ALLIANCE HEALTHCARE SRVCS IN  COM NEW         18606202    2,508   2,200,000   SH        Shared-Defined    1     2,200,000
AMR CORP                      COM             001765106   7,400   2,500,000        PUT  Shared-Defined    1     2,500,000
ANADARKO PETE CORP            COM             032511107  23,329     370,000        CALL Shared-Defined    1       370,000
APPLE INC                     COM             37833100   15,253      40,000        PUT  Shared-Defined    1        40,000
CHENIERE ENERGY INC           COM NEW         16411R208   3,605     700,000        CALL Shared-Defined    1       700,000
DIANA CONTAINERSHIPS INC      COM             Y2069P101     213      46,490   SH        Sole                       46,490
FORBES ENERGY SVCS LTD        COM             345143101   1,910     374,550   SH        Shared-Defined    1       374,550
HEALTHSPRING INC              COM             42224N101  22,314     612,000   SH        Shared-Defined    1       612,000
HOLOGIC INC                   FRNT 2.000%12/1 436440AA9   1,994   2,130,000   PRN       Sole                    2,130,000
ISHARES TR                    RUSSELL 2000    464287655 443,670   6,900,000        PUT  Shared-Defined    1     6,900,000
ISHARES TR                    DJ US REAL EST  464287739   5,057     100,000        PUT  Shared-Defined    1       100,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1  530715AL5   6,041  11,345,000   PRN       Sole                   11,345,000
LIBERTY MEDIA CORP            DEB 3.750% 2/1  530715AL5   9,250  17,370,000   PRN       Shared-Defined    1    17,370,000
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6   5,555  10,055,000   PRN       Sole                   10,055,000
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6  20,829  37,700,000   PRN       Shared-Defined    1    37,700,000
LIVE NATION ENTERTAINMENT IN  COM             538034109   6,809     850,000   SH        Shared-Defined    1       850,000
LIZ CLAIBORNE INC             COM             539320101  24,750   4,950,000   SH        Shared-Defined    1     4,950,000
MARATHON OIL CORP             COM             565849106   8,093     375,000        CALL Shared-Defined    1       375,000
MTR GAMING GROUP INC          COM             553769100   5,073   2,670,022   SH        Shared-Defined    1     2,670,022
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL  73936D107   4,461     200,000        PUT  Sole                      200,000
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL  73936D107 198,515   8,900,000        PUT  Shared-Defined    1     8,900,000
RITE AID CORP                 COM             767754104   5,880   6,000,000   SH        Shared-Defined    1     6,000,000
SANDERSON FARMS INC           COM             800013104  25,175     530,000        PUT  Shared-Defined    1       530,000
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605  10,039     850,000        PUT  Shared-Defined    1       850,000
SELECT SECTOR SPDR TR         SBI INT-INDS    81369Y704     538      18,400        CALL Sole                       18,400
SELECT SECTOR SPDR TR         SBI INT-INDS    81369Y704  29,220   1,000,000        CALL Shared-Defined    1     1,000,000
SEMICONDUCTOR HLDRS TR        DEP RCPT        816636203  14,220     500,000        CALL Shared-Defined    1       500,000
SPANSION INC                  COM CL A NEW    84649R200  14,797   1,210,868   SH        Shared-Defined    1     1,210,868
SPDR S&P 500 ETF TR           TR UNIT         78462F103 242,141   2,140,000        PUT  Shared-Defined    1     2,140,000
SUN HEALTHCARE GROUP INC NEW  COM             86677E100   5,239   1,940,227   SH        Shared-Defined    1     1,940,227
SUPERVALU INC                 COM             868536103   5,328     800,000        PUT  Shared-Defined    1       800,000
TITAN INTL INC ILL            COM             88830M102   3,750     250,000        CALL Shared-Defined    1       250,000
VISTEON CORP                  COM NEW         92839U206     456      10,600   SH        Sole                       10,600
VISTEON CORP                  COM NEW         92839U206  28,664     666,600   SH        Shared-Defined    1       666,600
WARNER CHILCOTT PLC IRELAND   SHS A           G94368100   2,145     150,000   SH        Shared-Defined    1       150,000
WARNER CHILCOTT PLC IRELAND   SHS A           G94368100   7,150     500,000        CALL Shared-Defined    1       500,000
WHITING PETE CORP NEW         COM             966387102   2,806      80,000   SH        Shared-Defined    1        80,000







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